Long-Term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended								7 Months Ended	12 Months Ended
	May 30, 2013	Jun. 30, 2013	Dec. 31, 2012 days	Dec. 31, 2011	Dec. 31, 2010	May 31, 2010 Senior Notes Due 2016	May 31, 2009 Senior Notes Due 2016	Jun. 30, 2013 Senior Notes Due 2016	Oct. 31, 2010 Senior Notes Due 2018	Dec. 31, 2012 Senior Notes Due 2021	May 31, 2011 Senior Notes Due 2021	Dec. 31, 2012 Senior Notes Due 2023	Oct. 31, 2012 Senior Notes Due 2023	Apr. 30, 2013 4.5% Senior Notes Due Two Thousand Twenty Three [Member]	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Federal Funds Effective Rate	Dec. 31, 2012 LIBOR	Dec. 31, 2012 Base Rate Loans Minimum	Dec. 31, 2012 Base Rate Loans Maximum	Dec. 31, 2012 Eurodollar Loans Minimum	Dec. 31, 2012 Eurodollar Loans Maximum	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2009 Successor	Dec. 31, 2012 Redemption Before July 15 2016 Senior Notes Due 2018	Dec. 31, 2012 Redemption Before July 15 2016 Senior Notes Due 2021	Dec. 31, 2012 Redemption Before October 15, 2017 Senior Notes Due 2023	Dec. 31, 2012 Revolving Credit Facility [Member]
Additional borrowing under line of credit facility during the year			$ 1,560	$ 940	$ 603
Repayments to line of credit facility			1,700	893	738
Amount borrowed under line of credit facility	1,200		1,150	900
Line of Credit Facility, Additional Borrowing Capacity	300
Basis spread on variable rate																	0.50%	1.00%	0.625%	1.50%	0.00%	2.50%
Long-term debt weighted-average interest rate on revolving credit facility			2.93%	3.18%
Commitment fee percentage on unused capacity of line of credit facility															0.30%	0.45%
Participation fee															1.625%	2.50%
Fronting fee percentage			0.20%
Maximum percentage of consolidated EBITDA			5.00
Consolidated Interest Expense Ratio			2.50
Secured Debt to Consolidated EBITDA Ratio			3.25
Senior note, carrying amount			1,960	1,350			250		600		500		700	600
Interest percent on senior notes							9.375%		6.875%	6.50%		5.50%
Proceeds from Issuance of Private Placement						236
Repayments of Long-term Debt								163															358	88	0
Repayments of Senior Debt								178
Long-term Debt, Maturities, Repayments of Principal in Year Four			162
Redemption Premium			8
Accrued interest paid			4
Writeoff of unamortized loan fee			1
Writeoff of unamortized bond premium			(2)
Purchase of senior notes			101.00%						106.875%	106.50%		105.50%															100.00%	100.00%	100.00%
Premium Percentage Applied To Principal Due To Debt Redemption																											1.00%	1.00%	1.00%
Capitalized debt issuance costs									12		10		13
Senior notes redemption percentage							35.00%		35.00%	35.00%		35.00%
Spread on varaiable rate utilized in determining premium due to debt redemption (basis points)																											50	50	50
Indenture Terms, Days of Rating Decline			90
Write-off of debt issuance costs and bond premium																							(1)	(1)	0					1
Interest Costs Capitalized		7																					1		1	1
Debt Instrument, Increase, Accrued Interest								$ 7